Total
Janus Henderson International Value Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY Janus Henderson International Value Fund
INVESTMENT OBJECTIVE
Janus Henderson International Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 148 of the Fund’s Prospectus and in the “Purchases” section on page 85 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Janus Henderson International Value Fund - Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Janus Henderson International Value Fund - Class A, C, S, I, N, T Shares		Class A	Class C	Class S	Class I	Class N	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class N	Class T
Management Fees		0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none	none
Other Expenses		1.41%	2.18%	2.88%	0.68%	0.59%	1.15%
Total Annual Fund Operating Expenses	[1]	2.46%	3.98%	3.93%	1.48%	1.39%	1.95%
Fee Waiver	[1]	1.27%	2.07%	2.56%	0.51%	0.53%	0.84%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.19%	1.91%	1.37%	0.97%	0.86%	1.11%
[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.86% for at least a one-year period commencing on January 28, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example - Janus Henderson International Value Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	810	1,297	1,810	3,210
Class C Shares	Class C Shares	500	1,212	2,041	4,189
Class S Shares	Class S Shares	395	1,198	2,018	4,147
Class I Shares	Class I Shares	151	468	808	1,768
Class N Shares	Class N Shares	142	440	761	1,669
Class T Shares	Class T Shares	198	612	1,052	2,275

If Shares are not redeemed:
Expense Example, No Redemption - Janus Henderson International Value Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	810	1,297	1,810	3,210
Class C Shares	Class C Shares	400	1,212	2,041	4,189
Class S Shares	Class S Shares	395	1,198	2,018	4,147
Class I Shares	Class I Shares	151	468	808	1,768
Class N Shares	Class N Shares	142	440	761	1,669
Class T Shares	Class T Shares	198	612	1,052	2,275

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks of companies of any size that are economically tied to countries outside of the United States, including in emerging markets. The Fund normally invests in issuers from several different countries, but under unusual circumstances, may invest in a single country. The Fund may also invest in non-U.S. debt securities. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As defensive value managers, the Fund’s portfolio managers generally look for companies with:
  strong management teams;
  strong and stable balance sheets and solid recurring free cash flows;
  attractive relative and absolute valuation ratios or that have underperformed recently;
  favorable reward to risk characteristics;
  durable competitive advantages that are trading at attractive valuations; and
  strong long-term prospects.
The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Small- and Mid-Sized Companies Risk.  The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.

Emerging Markets Risk.  Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2019, approximately 6.8% of the Fund’s investments were in emerging markets (i.e., countries included in the MSCI Emerging Markets IndexSM).

Foreign Exposure Risk.  The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Geographic Concentration Risk.  To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, the economic, political, social, regulatory, or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.

Value Investing Risk.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.

Cash Holdings Risk.  The Fund’s investments in cash, cash equivalents, or similar investments may increase due to a lack of favorable investment opportunities or other extraordinary factors. As a result, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested in the market. Furthermore, cash, cash equivalents, or similar investments may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective. The Fund may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.

Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 4th Quarter 2019 9.01% Worst Quarter: 4th Quarter 2018 – 10.86%
Average Annual Total Returns (periods ended 12/31/19)
Average Annual Total Returns - Janus Henderson International Value Fund - Class A, C, S, I, N, T Shares	Average Annual Return, Column Name	Label		1 Year	5 Years	Since Inception	Inception Date
Class I Shares | Return Before Taxes	Class I Shares	Return Before Taxes		17.37%	4.51%	4.95%	Apr. 01, 2013
Class I Shares | Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		16.53%	3.51%	3.97%	Apr. 01, 2013
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares		11.15%	3.50%	3.85%	Apr. 01, 2013
Class A Shares | Return Before Taxes	Class A Shares	Return Before Taxes	[1]	10.67%	3.11%	3.85%	Apr. 01, 2013
Class C Shares | Return Before Taxes	Class C Shares	Return Before Taxes	[2]	16.31%	3.71%	4.08%	Apr. 01, 2013
Class S Shares | Return Before Taxes	Class S Shares	Return Before Taxes		17.69%	4.33%	4.70%	Apr. 01, 2013
Class N Shares | Return Before Taxes	Class N Shares	Return Before Taxes		17.61%	4.64%	5.05%	Apr. 01, 2013
Class T Shares | Return Before Taxes	Class T Shares	Return Before Taxes		17.16%	4.34%	4.77%	Apr. 01, 2013
MSCI EAFE® Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI EAFE® Index		22.01%	5.67%	5.87%	Apr. 01, 2013
MSCI All Country World ex-U.S. Index℠ (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		MSCI All Country World ex-U.S. Index℠		21.51%	5.51%	5.22%	Apr. 01, 2013
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Fund’s primary benchmark index is the MSCI EAFE Index. The Fund also compares its performance to the MSCI All Country World ex-U.S. Index. The indices are described below.
  The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index designed to measure developed market equity performance. The MSCI EAFE Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
  The MSCI All Country World ex-U.S. Index is an unmanaged, free float-adjusted, market capitalization-weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.